UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lorem Associates
Address: P O Box 11648
         Santa Ana, CA  92711

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger A. Bowers
Title:     Chief Compliance Officer
Phone:     714-730-0766

Signature, Place, and Date of Signing:

      /s/ Roger A. Bowers     Santa Ana, CA     January 12, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $100,420 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO CORP                      COM              001084102      775    46800 SH       Sole                     5500        0    41300
AMERICAN FINL GROUP INC OHIO   COM              025932104      751    19600 SH       Sole                    11100        0     8500
AMERICAN INTL GROUP INC        COM              026874107     2003    29361 SH       Sole                    15153        0    14208
AMERICAN NATL INS CO           COM              028591105     2172    18562 SH       Sole                     8900        0     9662
ARROW ELECTRS INC              COM              042735100      410    12800 SH       Sole                        0        0    12800
BEAZER HOMES USA INC           COM              07556Q105    19587   268900 SH       Sole                   161100        0   107800
BLACK & DECKER CORP            COM              091797100      565     6500 SH       Sole                     3900        0     2600
BORG WARNER INC                COM              099724106     6086   100054 SH       Sole                    65054        0    35000
BUNGE LIMITED                  COM              G16962105      866    15300 SH       Sole                     7700        0     7600
CARDINAL HEALTH INC            COM              14149Y108     2420    35194 SH       Sole                    19200        0    15994
CNF INC                        COM              12612W104      833    14900 SH       Sole                     8200        0     6700
COMPASS BANCSHARES INC         COM              20449H109     3515    72850 SH       Sole                    38075        0    34775
COOPER INDS LTD                CL A             G24182100     3438    47100 SH       Sole                    26000        0    21100
DOW CHEM CO                    COM              260543103     2612    59600 SH       Sole                    35000        0    24600
KB HOME                        COM              48666K109    10507   144600 SH       Sole                    95800        0    48800
KERR MCGEE CORP                COM              492386107     2834    31190 SH       Sole                    18051        0    13139
KEYCORP NEW                    COM              493267108     1518    46100 SH       Sole                    16700        0    29400
LAFARGE NORTH AMERICA INC      COM              505862102     5799   105400 SH       Sole                    69900        0    35500
LUBRIZOL CORP                  COM              549271104     1832    42200 SH       Sole                    27500        0    14700
NEWFIELD EXPL CO               COM              651290108     1943    38800 SH       Sole                    25400        0    13400
OLIN CORP                      COM PAR $1       680665205     2899   147300 SH       Sole                    89000        0    58300
QUAKER CHEM CORP               COM              747316107      860    44700 SH       Sole                    30100        0    14600
QUANEX CORP                    COM              747620102     3795    75950 SH       Sole                    57750        0    18200
RYANS RESTAURANT GROUP INC     COM              783520109      181    15000 SH       Sole                    15000        0        0
SELECTIVE INS GROUP INC        COM              816300107     3439    64760 SH       Sole                    38800        0    25960
ST PAUL TRAVELERS INC          COM              792860108     1970    44100 SH       Sole                    18900        0    25200
STANDEX INTL CORP              COM              854231107     3751   135500 SH       Sole                    78900        0    56600
STEWART INFORMATION SVCS COR   COM              860372101     5836   119900 SH       Sole                    72900        0    47000
STONE ENERGY CORP              COM              861642106     1967    43200 SH       Sole                    29100        0    14100
TECUMSEH PRODS CO              CL A             878895200      657    28600 SH       Sole                    16640        0    11960
TECUMSEH PRODS CO              CL B             878895101      257    12900 SH       Sole                     7080        0     5820
TEXTRON INC                    COM              883203101     2902    37700 SH       Sole                    18400        0    19300
WELLS FARGO & CO NEW           COM              949746101      628    10000 SH       Sole                        0        0    10000
ZALE CORP NEW                  COM              988858106      812    32300 SH       Sole                    19200        0    13100